UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Simms Capital Management, Inc.
Address: 55 Railroad Avenue

         Greenwich, CT  06830

13F File Number:  28-05860

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur O. Poltrack
Title:     Chief Financial Officer
Phone:     203-861-8565

Signature, Place, and Date of Signing:

     Arthur O. Poltrack     Greenwich, CT     January 22, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     59

Form13F Information Table Value Total:     $1,457,609 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                              TITLE
                              OF                          VALUE SHARES/ SH/PUT/INVSTMTOTHER             VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP    (x$1000) PRN AMT PRNCALLDSCRETNMANAGERS        SOLE  SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ADECCO SA                     SPONSORED ADR   006754105   34392 2547607 SH     SOLE                2547607       0       0
AEGON NV                      ORD AMER REG    007924103   32643 1219419 SH     SOLE                1219419       0       0
AFLAC                         COM             001055102   15480  630564 SH     SOLE                 630564       0       0
AHOLD NV-ADR                  SPONSORED ADR   500467303   34722 1181322 SH     SOLE                1181322       0       0
AKZO NOBEL NV                 SPONSORED ADR   010199305   31724  707336 SH     SOLE                 707336       0       0
AOL TIME WARNER               COM             00184A105   17163  534488 SH     SOLE                 534488       0       0
AXA-SPON ADR                  SPONSORED ADR   054536107   29512 1404032 SH     SOLE                1404032       0       0
BED BATH&BEYOND               COM             075896100   25596  755185 SH     SOLE                 755185       0       0
BEST BUY                      COM             086516101   21305  286107 SH     SOLE                 286107       0       0
BRSTL-MYR-SQUIB               COM             110122108   15284  299372 SH     SOLE                 299372       0       0
BUSINESS OBJECTS SA ADR       SPONSORED ADR   12328X107   35851 1060665 SH     SOLE                1060665       0       0
CANON INC ADR                 SPONSORED ADR   138006309   26467  754903 SH     SOLE                 754903       0       0
CARDINAL HEALTH               COM             14149Y108   18204  281728 SH     SOLE                 281728       0       0
CELLTECH GROUP PLC            COM             151158102   36055 1441646 SH     SOLE                1441646       0       0
CENTERSPAN COMMUNICATIONS     COM             152012100    2412  253900 SH     SOLE                 253900       0       0
CHECK POINT SOFTWARE TECH     COM             M22465104   23480  588466 SH     SOLE                 588466       0       0
CITIGROUP INC                 COM             172967101   17291  342465 SH     SOLE                 342465       0       0
CONCORD EFS                   COM             206197105   31394  957712 SH     SOLE                 957712       0       0
CONSUMER PORTFOLIO SVCS INC   COM             210502100     418  305000 SH     SOLE                 305000       0       0
DASSAULT SYS AD               COM             237545108   14214  305589 SH     SOLE                 305589       0       0
ELAN CORP PLC                 COM             284131208   36118  801543 SH     SOLE                 801543       0       0
ELECTR DATA SYS               COM             285661104   18280  266538 SH     SOLE                 266538       0       0
FAMLY DOLLR STR               COM             307000109   28534  951555 SH     SOLE                 951555       0       0
FANNIE MAE                    COM             313586109   20779  261318 SH     SOLE                 261318       0       0
FRESENIUS MED                 COM             358029106   35661 1785735 SH     SOLE                1785735       0       0
GENL ELECTRIC                 COM             369604103   22120  551478 SH     SOLE                 551478       0       0
HARLEY DAVIDSON               COM             412822108   17449  321021 SH     SOLE                 321021       0       0
ING GROEP N V                 SPONSORED ADR   456837103   27667 1087142 SH     SOLE                1087142       0       0
JOHNSON & JOHNS               COM             478160104   25530  431781 SH     SOLE                 431781       0       0
JOHNSON ELECTRIC ADR          SPONSORED ADR   479087207   19131 1865236 SH     SOLE                1865236       0       0
KONINKLIJKE PHILIPS ELECT     SP ADR NEW2000  500472303    7826  266408 SH     SOLE                 266408       0       0
KOREA TELECOM CORP ADR        SPONSORED ADR   50063P103   19639  966001 SH     SOLE                 966001       0       0
L'AIR LIQUIDE ADR             SPONSORED ADR   009126202   28187 1021470 SH     SOLE                1021470       0       0
LOWES COS                     COM             548661107   29828  642603 SH     SOLE                 642603       0       0
LUXOTTICA ADS                 SPONSORED ADR   55068R202   30644 1859508 SH     SOLE                1859508       0       0
MBNA CORP                     COM             55262L100   23356  663761 SH     SOLE                 663761       0       0
MICROSOFT CORP                COM             594918104   30318  457277 SH     SOLE                 457277       0       0
NOKIA ADR A                   SPONSORED ADR   654902204   36024 1468496 SH     SOLE                1468496       0       0
NTT DOCOMO INC                COM             62942M201   19209  326965 SH     SOLE                 326965       0       0
NVIDIA CORP                   COM             67066G104   29434  439514 SH     SOLE                 439514       0       0
OLYMPUS                       COM             681627204   18661 1356104 SH     SOLE                1356104       0       0
OMNICOM GROUP                 COM             681919106   24524  274452 SH     SOLE                 274452       0       0
ORIX CORPORATION              COM             686330101   14096  315775 SH     SOLE                 315775       0       0
PHOTOWORKS                    COM             71940B109     159 1137144 SH     SOLE                1137144       0       0
PFIZER INC                    COM             717081103   27670  694103 SH     SOLE                 694103       0       0
REUNION IND                   COM             761312107      64  207700 SH     SOLE                 207700       0       0
SAP AG ADR                    SPONSORED ADR   803054204   40362 1264040 SH     SOLE                1264040       0       0
SERONO S A                    COM             81752M101   27991 1261433 SH     SOLE                1261433       0       0
SMITH & NEPHEW PLC            COM             83175M205   38355  630844 SH     SOLE                 630844       0       0
STMICROELECTRNC               NY REGISTRY     861012102   36157 1141653 SH     SOLE                1141653       0       0
STRYKER CORP                  COM             863667101   18298  313576 SH     SOLE                 313576       0       0
TENET HEALTHCAR               COM             88033G100   16224  276322 SH     SOLE                 276322       0       0
TEVA PHARMACEUTICAL ADR       SPONSORED ADR   881624209   29036  471135 SH     SOLE                 471135       0       0
TMP WORLDWIDE INC             COM             872941109   25831  601766 SH     SOLE                 601766       0       0
TPG N V                       SPONSORED ADR   892339102   43043 2011310 SH     SOLE                2011310       0       0
TYCO INTL LTD                 COM             902124106   29909  507827 SH     SOLE                 507827       0       0
UNITED HEALTH GROUP           COM             91324P102   23208  327970 SH     SOLE                 327970       0       0
VODAFONE AIRTOUCH PLC         SPONSORED ADR   92857W100   36183 1408950 SH     SOLE                1408950       0       0
WPP GROUP PLC                 SPON ADR NEW    929309300   38497  714243 SH     SOLE                 714243       0       0